SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2023
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

15.SHAREHOLDERS’ EQUITY

As of December 31, 2023 and 2022, the authorized share capital of the Company is comprised of an unlimited number of (i) the Subordinate Voting Shares, (ii) the Restricted Voting Shares, (iii) the Limited Voting Shares, (iv) the Multiple Voting Shares and (v) the Preferred Shares.

Multiple Voting Shares

The Company is authorized to issue an unlimited number of Multiple Voting Shares without nominal or par value. Holders of Multiple Voting Shares are entitled to receive notice of any meeting of shareholders of the Company, and to attend, vote and speak at such meetings, except those meetings at which only holders of a specific class of shares are entitled to vote separately as a class under the Business Corporations Act (British Columbia). On all matters upon which holders of Multiple Voting Shares are entitled to vote, each Multiple Voting Share entitles the holder thereof to 50 votes per Multiple Voting Share. Multiple Voting Shares are not entitled to dividends and are not convertible. The Multiple Voting Shares had a three (3)-year sunset period that would have expired on June 29, 2024.  At the annual general and special meeting of the shareholders of the Company held on June 23, 2023, shareholders passed a special resolution to amend the Articles to extend the “sunset” date for the Multiple Voting Shares to June 29, 2027, upon which they will be automatically redeemed for $0.001 per Multiple Voting Share.

Equity Shares

The holders of each class of the Equity Shares are entitled to receive notice of, to attend (if applicable, virtually) and to vote at all meetings of shareholders of the Company, except that they are not able to vote (but are entitled to receive notice of, to attend and to speak) at those meetings at which the holders of a specific class are entitled to vote separately as a class under the Business Corporations Act (British Columbia) and except that holders of the Limited Voting Shares are not entitled to vote for the election of directors of the Company. The Subordinate Voting Shares and the Restricted Voting Shares carry one vote per share on all matters. The Limited Voting Shares carry one vote per share on all matters except the election of directors, as the holders of the Limited Voting Shares do not have any entitlement to vote in respect of the election for directors of the Company.

In the case of liquidation, dissolution or winding-up of the Company, whether voluntary or involuntary, or in the event of any other distribution of assets of the Company among its shareholders for the purpose of winding up its affairs, the holders of the Equity Shares are entitled, subject to the prior rights of the holders of any shares of the Company ranking in priority to the Equity Shares (including any liquidation preference on any issued and outstanding Multiple Voting Shares and/or Preferred Shares), to participate ratably the Company’s remaining property along with all holders of the other classes of the Equity Shares (on a per share basis).

Exchangeable Shares of MPB Acquisition Corp.

Exchangeable Shares are part of the authorized share capital of MPB, a wholly-owned subsidiary of the Company, which entitle their holders to rights that are comparable to those rights attached to the Equity Shares. The Exchangeable Shares carry one vote per share, and the aggregate voting power of the Exchangeable Shares must not exceed 49.9% of the total voting power of all classes of shares of MPB. Until a holder exchanges their Exchangeable Shares for the Equity Shares, the holder of such Exchangeable Shares will not have the right to vote at meetings of the shareholders of the Company, though they will have the right to vote at meetings of the shareholders of MPB, including with respect to altering the rights of holders of any of the Exchangeable Shares, or if MPB decides to take certain actions without fully protecting the holders of any of the Exchangeable Shares, or as otherwise required by law. The Exchangeable Shares are exchangeable at any time, on a one-for-one basis, for the Equity Shares at the option of the holder.

The Company treats the Exchangeable Shares as options, each with a value equal to an Equity Share, which represents the holder’s claim on the equity of the Company. Pursuant to the terms of the Exchangeable Shares, the Company and MPB are required to maintain the economic equivalency of such Exchangeable Shares with the publicly traded Equity Shares of the Company. This means the Exchangeable Shares are required to share the same economic benefits and retain the same proportionate ownership in the assets of the Company as the holders of the Equity Shares. The Company has presented these Exchangeable Shares as a part of shareholders’ equity within these Consolidated Financial Statements due to (i) the fact that they are economically equivalent to the Equity Shares, and (ii) the holders of the Exchangeable Shares are subject to restrictions on transfer under US securities laws but may dispose of the Exchangeable Shares without such restriction by exchanging them for Equity Shares. Changes in these assumptions would affect the presentation of the Exchangeable Shares from shareholders’ equity to non-controlling interests; however, there would be no impact on earnings per share.

15.SHAREHOLDERS’ EQUITY (Continued)

Preferred Shares GH Group, Inc.

The authorized total number of preferred shares (the “GH Group Preferred Shares”) of GH Group is 50,000,000 of which 45,000,000 shares are designated as shares of Series A Preferred Shares (“GH Group Series A Preferred”), 55,000 shares are designated as shares of Series B Preferred Shares (“GH Group Series B Preferred”), 5,000 shares of Series C Preferred Shares (“GH Group Series C Preferred”) and 15,000 shares of Series D Preferred Shares (“GH Group Series D Preferred”). Holders of the GH Group Preferred Shares are entitled to receive notice of and attend any meeting of the shareholders of GH Group but are not entitled to vote. The GH Group Preferred Shares do not carry any voting rights and are not convertible. In the event of a liquidation, voluntary or involuntary, dissolution or winding-up of GH Group, the holders of outstanding GH Group Preferred Shares are entitled to be paid out of the assets of GH Group available for distribution to it stockholders, before any payment shall be made to the holders of GH Group common stock, of which holders of GH Group Series B Preferred are to receive payment prior to holders of GH Group Series A Preferred, GH Group Series C Preferred and GH Group Series D Preferred. GH Group has the right to redeem all or a portion of the GH Group Preferred Shares from a holder for an amount equal to the liquidation value and all unpaid accrued and accumulated dividends.

The GH Group Series A Preferred carries a 15% cumulative dividend rate, which increases by 5% in the year following the first anniversary of the date of issuance. The GH Group Series B Preferred and the GH Group Series C Preferred carry a 20% cumulative dividend rate, which increases by 2.5% annually after the second anniversary and until the 54-month anniversary of the initial issuance. The GH Group Series D Preferred carry a 15% cumulative dividend rate, which increases by 5% following the fifth anniversary of the original issuance. Dividends are payable if and when declared by GH Group’s board of directors.

There were nil shares of the GH Group Series A Preferred issued and outstanding as of December 31, 2023 and 2022, respectively; there were 49,969 shares of the GH Group Series B Preferred issued and outstanding as of December 31, 2023 and 2022, respectively; and there were 5,000 and 4,700 shares of the GH Group Series C Preferred issued and outstanding as of December 31, 2023 and 2022, respectively; and there were 15,000 and nil shares of the GH Group Series D Preferred issued and outstanding as of December 31, 2023 and 2022, respectively. In accordance with the provisions above, the Company recorded dividends to the holders of the GH Group Preferred Shares in the amount of $12,649,121 and $5,835,131 for the years ended December 31, 2023 and 2022, respectively.

Non-Controlling Interest

Non-controlling interest represents equity interests owned by parties that are not shareholders of the ultimate parent. The share of net assets attributable to non-controlling interests is presented as a component of equity. Their share of net income or loss is recognized directly in equity. Changes in the parent company’s ownership interest that do not result in a loss of control are accounted for as equity transactions.

The Company recorded net income attributable to a non-controlling interest during the years ended December 31, 2023 and 2022, of $208,439 and net loss of $61,675, respectively. The value of the equity issuances issued to non-controlling interest members were determined using the estimated fair value of the equity of the Company.

Share and Equity Transactions During the Year Ended December 31, 2022

During the year ended December 31, 2022, the Company issued 2,311,213 Equity Shares to the sellers of Plus Products valued at $9,707,414, see “Note 8 – Business Acquisitions” for further information.

During the year ended December 31, 2022, the Company issued 347,108 Equity Shares to certain convertible note holders for interest payments valued at $868,763.

During the year ended December 31, 2022, the Company issued 227,116 Equity Shares to various individuals for the exercise of stock options. In exchange for the exercise of stock options, the Company received $303,694 in cash.

15.SHAREHOLDERS’ EQUITY (Continued)

During the year ended December 31, 2022, the Company issued 2,162,265 Equity Shares to various individuals for the conversion of Restricted Stock Units.

During the year ended December 31, 2022, certain holders of Exchangeable Shares exchanged 5,936,636 Exchangeable Shares for a like number of Equity Shares.

During the year ended December 31, 2022, the Company received $5,505,000 in contributions from controlling and non-controlling interests.

During the year ended December 31, 2022, the Company issued 500,000 Equity Shares in connection with The Pottery acquisition valued at $1,100,000 at the time of issuance, see “Note 8 – Business Acquisitions” for further information.

During the year ended December 31, 2022, the Company issued 5,606,112 Equity Shares to the sellers of the Natural Healing Centers retail dispensaries located in Grover Beach, Lemoore and Morro Bay valued at $14,459,382, see “Note 8 – Business Acquisitions” for further information.

During the year ended December 31, 2022, the Company through its subsidiary, GH Group, issued 49,969 GH Group Series B Preferred Shares in connection with the GH Group Series B Preferred Shares financing with an aggregate value of $49,999,906 comprised of the following: (i) existing GH Group Series A Preferred Shares with a face value of $22,741,956 were exchanged for 22,712 GH Group Series B Preferred Shares and (ii) a new private placement of 27,257 GH Group Series B Preferred Shares with a face value of $27,257,950. In conjunction with these transactions, the Company cancelled 2,274,133 existing Company warrants and issued 9,999,937 Company warrants comprised of the following: (i) 4,548,347 replacement Company warrants and (ii) 5,451,590 Company warrants. The warrants have an exercise price of $5.00 per warrant and expire on August 31, 2027. The Company recorded the fair value of the Series B Preferred Shares as mezzanine non-controlling Interest in the amount of $36,549,987, which is net of the value allocated to the replacement warrants of $5,658,502 and newly issued warrants of $7,790,939. The Series B Preferred Shares are accounted for as mezzanine non-controlling Interest as the Series B Preferred Shares redemption feature is not in the sole control of the Company. The Series B Preferred Shares were recorded to its redemption value as of December 31, 2022 with an adjustment of $13,449,142.

During the year ended December 31, 2022, the remaining, unexchanged GH Group Series A Preferred Shares were redeemed by the Company for $772,718, in cash.

During the year ended December 31, 2022, the Company through its subsidiary, GH Group, closed on an additional private placement financing of 4,700 GH Group Series C Preferred Shares with an aggregate face value of $4,700,000. In conjunction with these transactions, the Company issued 940,000 Company warrants. The warrants have an exercise price of $5.00 per warrant which expire in August 2027. The Company recorded the fair value of the Series C Preferred Shares as mezzanine non-controlling Interest in the amount of $3,733,792, which is net of the value allocated to the newly issued warrants of $966,208. The Series C Preferred Shares are accounted for as mezzanine non-controlling Interest as the Series C Preferred Shares redemption feature is not in the sole control of the Company. The Series C Preferred Shares were recorded to its redemption value as of December 31, 2022 with an adjustment of $966,208.

Share and Equity Transactions During the Year Ended December 31, 2023

During the year ended December 31, 2023, the Company through its subsidiary, GH Group, closed on a private placement financing of 300 GH Group Series C Preferred Shares with an aggregate face value of $300,000. In conjunction with these transactions, the Company issued 60,000 Company warrants. The warrants have an exercise price of $5.00 per warrant which expire in August 2027. The Company recorded the fair value of the Series C Preferred Shares in the amount of $215,826, which is net of the value allocated to the newly issued warrants of $84,174. The Series C Preferred Shares are accounted for as mezzanine non-controlling Interest as the Series C Preferred Shares redemption feature is not in the sole control of the Company. The Series C Preferred Shares were accreted by accrued but unpaid dividends and were therefore adjusted to their redemption value as of December 31, 2023 with an adjustment of $84,174.

15.SHAREHOLDERS’ EQUITY (Continued)

During the year ended December 31, 2023, the Company issued 1,300,006 Equity Shares in relief of the shares payable as contractually required. Accordingly, the Company reclassified $4,446,000 of shares payable to equity. See “Note 12 – Contingent Shares and Earnout Liabilities” for further disclosure.

During the year ended December 31, 2023, the Company issued 271,063 shares in payment of $1,291,629 of accrued interest.

During the year ended December 31, 2023, the Company through its subsidiary, GH Group, closed on a private placement financing of 15,000 GH Group Series D Preferred Shares with an aggregate face value of $15,000,000. In conjunction with these transactions, the Company issued 3,000,000 Company warrants. The warrants have an exercise price of $6.00 per warrant which expire in August 2028. The Company recorded the fair value of the Series D Preferred Shares in the amount of $9,290,807, which is net of the value allocated to the newly issued warrants of $5,709,193. The Series D Preferred Shares are accounted for as mezzanine non-controlling Interest as the Series D Preferred Shares redemption feature is not in the sole control of the Company. The Series D Preferred Shares were accreted by accrued but unpaid dividends and were therefore adjusted to their redemption value as of December 31, 2023 with an adjustment of $5,709,193.

Variable Interest Entity

On June 30, 2022, the Company transferred certain tenant improvements with a net book value of $762,095 to 2000 De La Vina LLC (“2000 DLV”), a wholly-owned subsidiary, and simultaneously sold 100% of its limited liability company membership interest in 2000 DLV for a cash payment of $3,060,000 upon closing to an entity in which certain executives and board members of the Company are members. As part of the transaction, the Company no longer has capital and profits interests in the Company; provided, however, the Company’s affiliate, GH Group, was appointed the manager and received a 20% carried interest or profits interest in 2000 DLV. Thus, the Company indirectly retains control of 2000 DLV under the First Amended and Restated Operating Agreement dated May 1, 2022 between the Company and members of 2000 DLV. Accordingly, 2000 DLV became a VIE of the Company.

The below table summarizes information for entities the Company has concluded to be VIE’s as the Company possesses the power to direct activities through various agreements. Through these agreements, the Company can significantly impact the VIE and thus holds a controlling financial interest. This information represents amounts before intercompany eliminations.

As of and for the years ended December 31, 2023 and 2022, the aggregate balances of the VIE included in the accompanying Consolidated Balance Sheet and Consolidated Statements of Operations are as follows:

	2023	2022

Current Assets	$180,995	$111,686
Non-Current Assets	$4,216,362	$2,357,957
Total Assets	$4,397,357	$2,469,643

Current Liabilities	$2,430	$—
Non-Current Liabilities	$237,655	$241,373
Total Liabilities	$240,085	$241,373

Revenues, Net	$240,000	$139,500
Net Income Attributable to Non-Controlling Interest	$140,384	$56,997